Dec. 29, 2015

BMO FUNDS, INC.

BMO Mid-Cap Value Fund
BMO Mid-Cap Growth Fund
BMO Small-Cap Value Fund
BMO Small-Cap Core Fund
BMO Small-Cap Growth Fund

(each, a "Fund" and collectively, the "Funds")

Supplement dated October 4, 2016 to the Prospectus dated December 29, 2015, as supplemented

The portfolio management teams for the Funds have experienced certain changes. The Prospectus is revised as set forth below to reflect these changes.

Portfolio Management Teams and Investment Strategies

The information in the Prospectus under "Fund Summary – BMO Mid-Cap Value Fund – Principal Investment Strategies" is replaced with the following:

Principal Investment Strategies

The Fund invests at least 80% of its assets in value-oriented common stocks of medium-sized U.S. companies similar in size, at the time of purchase, to those within the Russell Midcap® Value Index. The largest company by market capitalization in the Russell Midcap® Value Index was approximately $27.8 billion as of October 31, 2015 and the median market capitalization of companies in the Index as of the same period was $5.8 billion.

The Adviser selects stocks using a unique, value-oriented approach which combines the use of proprietary analytical tools and the qualitative judgments of the investment team. In general, the Adviser believes companies that are undervalued relative to their fundamentals and exhibit improving investor interest outperform the market over full market cycles. As a result, the Adviser's investment process begins with the use of tools to rank stocks based on expected returns, construct preliminary portfolios with the use of fundamental factors, and manage risk. All purchases and sales of portfolio securities, however, are subjected ultimately to the investment team's qualitative judgments developed from their cumulative investment experience. The entire process is designed to focus on company fundamentals through both quantitative and qualitative analysis to balance return generation with risk management.

The information in the Prospectus under "Fund Summary – BMO Mid-Cap Growth Fund – Principal Investment Strategies" is replaced with the following:

Principal Investment Strategies

The Fund invests at least 80% of its assets in growth-oriented common stocks of medium-sized U.S. companies similar in size, at the time of purchase, to those within the Russell Midcap® Growth Index. The largest company by market capitalization in the Russell Midcap® Growth Index was approximately $31.6 billion as of October 31, 2015 and the median market capitalization of companies in the Index as of the same period was $6.9 billion.

The Adviser selects stocks using a unique, growth-oriented approach which combines the use of proprietary analytical tools and the qualitative judgments of the investment team. In general, the Adviser believes companies that are undervalued relative to their fundamentals and exhibit improving investor interest outperform the market over full market cycles. As a result, the Adviser's investment process begins with the use of tools to rank stocks based on expected returns, construct preliminary portfolios with the use of fundamental factors, and manage risk. All purchases and sales of portfolio securities, however, are subjected ultimately to the investment team's qualitative judgments developed from their cumulative investment experience. The entire process is designed to focus on company fundamentals through both quantitative and qualitative analysis to balance return generation with risk management.

The information in the Prospectus under "Fund Summary – BMO Small-Cap Value Fund – Principal Investment Strategies" is replaced with the following:

Principal Investment Strategies

The Fund invests at least 80% of its assets in value-oriented common stocks of small-sized U.S. companies similar in size, at the time of purchase, to those within the Russell 2000® Value Index. The largest company by market capitalization in the Russell 2000® Value Index was approximately $4.8 billion as of October 31, 2015 and the median market capitalization of companies in the Index as of the same period was $640 million.

The Adviser selects stocks using a unique, value-oriented approach which combines the use of proprietary analytical tools and the qualitative judgments of the investment team. In general, the Adviser believes companies that are undervalued relative to their fundamentals and exhibit improving investor interest outperform the market over full market cycles. As a result, the Adviser's investment process begins with the use of tools to rank stocks based on expected returns, construct preliminary portfolios with the use of fundamental factors, and manage risk. All purchases and sales of portfolio securities, however, are subjected ultimately to the investment team's qualitative judgments developed from their cumulative investment experience. The entire process is designed to focus on company fundamentals through both quantitative and qualitative analysis to balance return generation with risk management.

The information in the Prospectus under "Fund Summary – BMO Small-Cap Core Fund – Principal Investment Strategies" is replaced with the following:

Principal Investment Strategies

The Fund invests at least 80% of its assets in a broadly diversified portfolio of common stocks of small-cap U.S. companies similar in size to those within the Russell 2000® Index. These small-cap companies, at the time of purchase, generally have market capitalizations in the range of companies in the Russell 2000® Index. The largest company by market capitalization in the Russell 2000® Index was approximately $5.8 billion as of October 31, 2015, and the median market capitalization of companies in the Index as of the same period was $729 million.

The Adviser selects stocks using a unique approach which combines the use of proprietary analytical tools and the qualitative judgments of the investment team. The Fund is designed to be a "core" fund that seeks to combine both value and growth characteristics within the small-cap universe. In general, the Adviser believes companies that are undervalued relative to their fundamentals and exhibit improving investor interest outperform the market over full market cycles. As a result, the Adviser's investment process begins with the use of tools to rank stocks based on expected returns, construct preliminary portfolios with the use of fundamental factors, and manage risk. All purchases and sales of portfolio securities, however, are subjected ultimately to the investment team's qualitative judgments developed from their cumulative investment experience. The entire process is designed to focus on company fundamentals through both quantitative and qualitative analysis to balance return generation with risk management.

The information in the Prospectus under "Fund Summary – BMO Small-Cap Growth Fund – Principal Investment Strategies" is replaced with the following:

Principal Investment Strategies

The Fund invests at least 80% of its assets in growth-oriented common stocks of small-sized U.S. companies similar in size, at the time of purchase, to those within the Russell 2000® Growth Index. The largest company by market capitalization in the Russell 2000® Growth Index was approximately $5.8 billion as of October 31, 2015 and the median market capitalization of companies in the Index as of the same period was $796 million.

The Adviser selects stocks using a unique, growth-oriented approach which combines the use of proprietary analytical tools and the qualitative judgments of the investment team. In general, the Adviser believes companies that are undervalued relative to their fundamentals and exhibit improving investor interest outperform the market over full market cycles. As a result, the Adviser's investment process begins with the use of tools to rank stocks based on expected returns, construct preliminary portfolios with the use of fundamental factors, and manage risk. All purchases and sales of portfolio securities, however, are subjected ultimately to the investment team's qualitative judgments developed from their cumulative investment experience. The entire process is designed to focus on company fundamentals through both quantitative and qualitative analysis to balance return generation with risk management.

Management Fee and Expense Limitations – Small-Cap Growth Fund

Effective immediately, the management fee and expense limitations for the Small-Cap Growth Fund will be reduced. The "Fees and Expenses of the Fund" and "Example" sections under "Fund Summary – BMO Small-Cap Growth Fund" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class I
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.69%	0.69%
Distribution (12b-1) Fees	None	None
Other Expenses(1)	0.47%	0.22%
Total Annual Fund Operating Expenses(2)	1.16%	0.91%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.
(2)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, and Acquired Fund Fees and Expenses) from exceeding 1.24% for Class Y and 0.99% for Class I through December 31, 2017. This expense limitation agreement may not be terminated prior to December 31, 2017 without the consent of the Fund's Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class I
1 Year	$118	$93
3 Years	$368	$290
5 Years	$638	$504
10 Years	$1,409	$1,120